Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 7,494	$ 6,931	$ 5,902
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,173	1,121	912
Amortization of premiums and accretion of discounts on investment securities, net	6,629	7,286	5,294
Stock compensation expense	161	167	163
Provision for loan losses	1,409	1,485	573
Gain on sale of securities	(1,378)	(829)	(191)
Gain from death benefit proceeds on BOLI	(357)		(371)
Loss (gain) on sale of fixed assets	13	(74)
Net gain on sale of other real estate owned	(323)	(105)	(311)
Deferred income tax expense	566	498	459
Writedown on other real estate owned	914	230
Decrease (increase) in accrued interest receivable	1,812	(1,802)	382
Increase in cash surrender value life insurance	(670)	(726)	(709)
(Decrease) increase in accrued interest payable	(194)	(606)	166
(Decrease) increase in deferred compensation liability	(122)	212	400
Net change in other operating assets and liabilities	364	255	828
Net cash provided by operating activities	17,491	14,043	13,497
Cash flows from investing activities
Proceeds from calls, paydowns and maturities of securities available-for-sale	150,879	237,705	59,189
Proceeds from sales of securities available-for-sale	500,685	188,324	122,171
Proceeds from sale of FHLB stock	4,447	2,913
Purchases of investment securities available-for-sale	(631,131)	(640,289)	(160,591)
Decrease (increase) in federal funds sold		1,600	(1,600)
Death benefit proceeds from bank-owned life insurance	1,162		1,549
Purchases of bank premises, furniture, fixtures and equipment	(2,599)	(2,019)	(1,042)
Proceeds from sales of bank premises, furniture, fixtures and equipment	492	124
Proceeds from sale of other real estate owned	3,257	1,899	584
Net cash paid in acquisition of business			(317)
Purchases of FHLB Stock	(4,103)	(1,025)
Net change in loans	75,527	(77,239)	(44,678)
Net cash provided by (used in) investing activities	98,616	(288,007)	(24,735)
Cash flows from financing activities
Net increase in deposits	16,703	196,193	16,459
Net (decrease) increase in securities sold under agreement to repurchase	(83,512)	25,862	62,444
Proceeds from borrowings on secured line of credit	18,000
Proceeds from exercise of stock options		86
Dividends paid to shareholders	(5,370)	(5,363)	(4,874)
Net (decrease) increase in FHLB advances	(25,000)	25,000	(8,969)
Net cash (used in) provided by financing activities	(79,179)	241,778	65,060
Net increase (decrease) in cash and due from banks	36,928	(32,186)	53,822
Cash and cash equivalents, beginning of year	42,308	74,494	20,672
Cash and cash equivalents, end of year	79,236	42,308	74,494
Supplemental disclosures of cash flow information
Cash paid for Interest	5,209	8,033	9,065
Income taxes	515	1,539	685
Noncash disclosures
Noncash disclosures Issuance of common stock for acquisition of business			13,557
Real estate acquired by foreclosure	$ 3,250	$ 1,546	$ 385